RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advance from affiliate	$ 0	$ 120
Affiliated Entity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Related Party Debt	$ 0	$ 60